EMPLOYEE BENEFIT PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Contributions employees may elect to contribute (percent)	100.00%
Company matching contribution	$ 0	$ 0	$ 0